Filed Pursuant to Rule 497(e)
1933 Act File No. 002-93131
1940 Act File No. 811-04044

Parnassus Funds
Supplement dated October 1, 2008
To the Statement of Additional Information dated May 1, 2008

The following replaces the information in the table on page B-9, which shows the dollar range of shares of each portfolio of the Funds held by each Trustee:

        The following table sets forth the dollar range of shares of the portfolios of the Funds and the total in the family of investment companies beneficially owned by each Trustee as of September 30, which is also the valuation date:

Name	Parnassus Fund	Equity Income Fund	Mid-Cap Fund	Small-Cap Fund	Workplace Fund	Fixed-Income Fund	Total in Family of Investment Companies
Interested Trustee
J. Dodson	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001-$50,000	Over $100,000
Independent Trustees
H. Houston	Over $100,000	Over $100,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$1-$10,000	Over $100,000
D. Potter	None	$10,001-$50,000	None	None	None	None	$10,001-$50,000
J. Joe	$10,001-$50,000	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	None	$50,001-$100,000

The following replaces the information in the Portfolio Managers section of the Statement of Additional Information in its entirety, which begins on page B-14:

PORTFOLIO MANAGERS

        The sole investment adviser to the Funds is Parnassus Investments. As of October 1, 2008, the portfolio managers to the Funds, Jerome L. Dodson, Todd C. Ahlsten, Benjamin E. Allen, Minh T. Bui, Matthew D. Gershuny and Lori A. Keith do not have responsibility for the day-to-day management of accounts other than the Funds.

        The portfolio managers of the Adviser, including the portfolio managers to the Funds, Jerome L. Dodson, Todd C. Ahlsten, Benjamin E. Allen, Minh T. Bui, Lori A. Keith and Matthew Gershuny may from time to time be responsible for managing other accounts. The Adviser typically assigns accounts with similar investment strategies to its portfolio managers to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of mutual funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between a mutual fund and another account and allocation of aggregated trades). The Adviser has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Adviser has adopted policies limiting the ability of portfolio managers to cross securities between mutual funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

        The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to each portfolio manager as of September 30, 2008.

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)
Jerome L. Dodson	Salary	Parnassus Investments	The board of directors of Parnassus
Investments, which includes Jerome L.
Dodson, determines his salary on an
annual basis, and it is a fixed amount
throughout the year. It is not based on
the performance of the Funds or on the
value of the assets held in the Funds’
portfolios. Jerome L. Dodson may also
earn income as majority owner in
Parnassus Investments.

Todd C. Ahlsten	Salary	Parnassus Investments	The board of directors of Parnassus
Investments determines Todd C. Ahlsten’s
salary on an annual basis, and it is a
fixed amount throughout the year. It is
not based on the performance of the Funds
or on the value of the assets held in the
Funds’ portfolios. Todd C. Ahlsten may
also earn compensation based on the
profitability of Parnassus Investments
through his ownership interest in
Parnassus Investments.

	Performance Bonus	Parnassus Investments	As part of Todd C. Ahlsten’s
compensation, he may receive a bonus
based on the pre-tax performance of the
Equity Income Fund over multiple years
versus the S&P 500 Index and the pre-tax
performance of the Fixed-Income Fund over
multiple years versus the Lipper A-Rated
Fund Average.

	Profit Sharing Bonus	Parnassus Investments	Parnassus Investments allocates a certain
percentage of its pre-tax earnings to all
full-time employees and owners. As an
eligible employee and owner, Todd C.
Ahlsten receives profit sharing based on
a percentage of his salary and ownership.

Benjamin E. Allen	Salary	Parnassus Investments	The board of directors of Parnassus
Investments determines Benjamin E.
Allen’s salary on an annual basis, and it
is a fixed amount throughout the year.
It is not based on the performance of the
Funds or on the value of the assets held
in the Funds’ portfolios.

	Performance Bonus	Parnassus Investments	As part of Benjamin E. Allen’s
compensation, he may receive a bonus
based on the pre-tax performance of the
Mid-Cap Fund over multiple years versus
the Russell Mid-Cap Index.

	Profit Sharing Bonus	Parnassus Investments	Parnassus Investments allocates a certain
percentage of its pre-tax earnings to all
full-time employees. As an eligible
employee, Benjamin E. Allen receives a
bonus based on a percentage of his salary.

Minh T. Bui	Salary	Parnassus Investments	The board of directors of Parnassus
Investments determines Minh T. Bui’s
salary on an annual basis, and it is a
fixed amount throughout the year. It is
not based on the performance of the Funds
or on the value of the assets held in the
Funds’ portfolios.

	Performance Bonus	Parnassus Investments	As part of Minh T. Bui’s compensation, he
may receive a bonus based on the pre-tax
performance of the Fixed-Income Fund over
multiple years versus the Lipper A-Rated
Fund Average.

	Profit Sharing Bonus	Parnassus Investments	Parnassus Investments allocates a certain
percentage of its pre-tax earnings to all
full-time employees. As an eligible
employee, Minh T. Bui receives a bonus
based on a percentage of his salary.

Matthew D. Gershuny	Salary	Parnassus Investments	The board of directors of Parnassus
Investments determines Matthew D.
Gershuny’s salary on an annual basis, and
it is a fixed amount throughout the
year. It is not based on the performance
of the Funds or on the value of the
assets held in the Funds’ portfolios.

	Performance Bonus	Parnassus Investments	As part of Matthew D. Gershuny’s
compensation, he may receive a bonus
based on the pre-tax performance of the
Mid-Cap Fund over multiple years versus
the Russell Mid-Cap Index.

	Profit Sharing Bonus	Parnassus Investments	Parnassus Investments allocates a certain
percentage of its pre-tax earnings to all
full-time employees. As an eligible
employee, Matthew D. Gershuny receives a
bonus based on a percentage of his salary.

Lori A. Keith	Salary	Parnassus Investments	The board of directors of Parnassus
Investments determines Lori A. Keith’s
salary on an annual basis, and it is a
fixed amount throughout the year. It is
not based on the performance of the Funds
or on the value of the assets held in the
Funds’ portfolios.

	Performance Bonus	Parnassus Investments	As part of Lori A. Keith’s compensation,
she may receive a bonus based on the
pre-tax performance of the Mid-Cap Fund
over multiple years versus the Russell
Mid-Cap Index.

	Profit Sharing Bonus	Parnassus Investments	Parnassus Investments allocates a certain
percentage of its pre-tax earnings to all
full-time employees. As an eligible
employee, Lori A. Keith receives a bonus
based on a percentage of her salary.

        The dollar range of shares of the Funds beneficially owned by the Funds’ portfolio managers as of September 30, 2008 (which is also the valuation date) is set forth below.

Fund	Dollar Range of Shares of Jerome L. Dodson	Dollar Range of Shares of Todd C. Ahlsten	Dollar Range of Shares of Benjamin E. Allen	Dollar Range of Shares of Minh T. Bui
Parnassus Fund	Over $1,000,000	None	None	None
Equity Income Fund	$100,001-$500,000	$500,001-$1,000,000	$1-$10,000	$1-$10,000
Mid-Cap Fund	$100,001-$500,000	None	$1-$10,000	None
Small-Cap Fund	$500,001-$1,000,000	None	None	None
Workplace Fund	$100,001-$500,000	None	None	None
Fixed-Income Fund	$10,001-$50,000	$10,001-$50,000	$1-$10,000	$1-$10,000

Fund	Dollar Range of Shares of Matthew D. Gershuny	Dollar Range of Shares of Lori A. Keith
Parnassus Fund	None	None
Equity Income Fund	$10,001-$50,000	$10,001-$50,000
Mid-Cap Fund	$1-$10,000	$1-$10,000
Small-Cap Fund	None	None
Workplace Fund	None	None
Fixed-Income Fund	None	$1-$10,000

* * *

Please retain this Supplement for future reference.